PENSION BENEFITS (Details 4) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Reconciliation of Funded Status of the Plan
Funded status at end of year	$ (4,240,964)	$ (3,312,316)
Unrecognized net actuarial loss	4,960,745	3,824,812
Net amount recognized at end of year	$ 719,781	$ 512,496